Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended		106 Months Ended	120 Months Ended	144 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025 [2]
Redwood Managed Volatility Fund | ICE BofA US Treasuries 3-5 Yr Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.74%	0.61%				1.79%	1.77%
Redwood Managed Volatility Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.23%	(0.36%)				2.01%	2.19%
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.76%	0.15%				2.47%	1.75%
Performance Inception Date		Dec. 19, 2013
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.38%	(0.10%)				2.21%	1.50%
Performance Inception Date		Dec. 19, 2013
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.67%	0.25%				2.55%	1.86%
Performance Inception Date		Dec. 19, 2013
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	(1.66%)				0.66%	0.16%
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	(0.63%)				1.15%	0.69%
Redwood Managed Municipal Income Fund | Bloomberg U.S. Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	4.25%	0.80%			2.58%
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.97%)	(0.29%)			1.72%
Performance Inception Date		Mar. 09, 2017
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.11%)	(1.30%)			0.66%
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.17%)	(0.44%)			0.99%
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	14.00%	6.65%	7.76%	[7]
Redwood AlphaFactor Tactical International Fund | MSCI AC World Index ex-USA (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	32.28%	7.91%	6.94%	[7]
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.80%	3.25%	4.11%	[7]
Performance Inception Date		Nov. 02, 2017
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	0.42%	1.91%	[7]
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	1.41%	2.32%	[7]
Redwood Systematic Macro Trend ("SMarT") Fund | MS Category Avg. Tactical Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	11.79%	5.33%	5.30%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	12.15%	4.38%	6.24%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	17.88%	14.42%	14.58%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	7.30%	(0.36%)	1.73%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | S&P 500 Equal Weight Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	11.43%	10.48%	10.91%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(2.45%)	5.09%	6.73%	[10]
Performance Inception Date		Nov. 02, 2017
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.51%)	2.72%	4.62%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.79%)	3.19%	4.56%	[10]
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(2.45%)	5.09%	6.73%	[10]
Performance Inception Date		Nov. 02, 2017

[1]	The ICE BofA US Treasuries 3-5 Yr Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The inception date of the Fund is December 19, 2013.
[3]	The Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes, treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions, or other expenses of investing.
[4]	The Bloomberg U.S. Municipal Bond Index measures the performance of the Bloomberg U.S. Municipal bond market, which covers the U.S. dollar denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds insured bonds, and pre-refunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[5]	The inception date of the Fund is March 9, 2017.
[6]	The Redwood AlphaFactor® Tactical International Index, the Fund Adviser’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[7]	The inception date of the Fund is November 2, 2017.
[8]	The Morgan Stanley Capital International All Country World Index ex-USA. (MSCI ACWI ex-USA.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index ex-U.S.A. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[9]	The MS Category Avg. Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[10]	The inception date of the Fund is November 2, 2017.
[11]	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[12]	S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[13]	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[14]	In response to regulatory requirements, the Fund’s regulatory broad-based index was changed to the S&P 500 Equal Weight Index. The S&P 500 Equal Weight Index is the equal-weight version of the S&P 500. This index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight – or 0.2% of the index total at each quarterly rebalance. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.